Exhibit 1

KPMG LLP 1676 International Drive McLean, VA 22102

Independent Accountants’ Report
on Applying Agreed-Upon Procedures

Natixis Real Estate Capital LLC (the “Company”)

Natixis Commercial Mortgage Securities LLC

Natixis Securities Americas LLC

Credit Suisse Securities (USA) LLC

(together with the Company, the “Specified Parties”)

Re:	Natixis Commercial Mortgage Securities Trust 2017-75B – Loan File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, related to the accuracy of certain information pertaining to the mortgage loan and the related mortgaged property which we were informed are to be included as collateral in the offering of the Natixis Commercial Mortgage Securities Trust 2017-75B, Commercial Mortgage Pass-Through Certificates, Series 2017-75B. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:

●	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were attributable to rounding.
●	The term “recomputed” means recalculated and compared the results to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were attributable to rounding.
●	The term “rounding” means that amounts and percentages were within $1.00 and 0.1%, respectively.
●	The term “Data File” means the electronic data file provided to us by the Company on April 26, 2017 containing data with respect to the mortgage loan (“Mortgage Loan”) and related mortgaged property (“Mortgaged Property”).
●	The term “Cut-Off Date” means the payment date in May 2017, as provided by the Company.
●	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform procedures and listed in Attachment A.
●	The term “Loan File” means the copies of source documents made available by the Company and listed in Attachment A.
●	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures and listed in Attachment B.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of KPMG network of independent member firms affiliated with
KPMG International Cooperative (“KPMG International”), a Swiss entity.

●	The term “Calculation Methodology” means the field listed in Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
●	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, specific attribute, methodology or value and described in Attachment C.

The Company is responsible for the information contained in the Data File.

We were instructed by the Company to perform the agreed-upon procedures on the Mortgage Loan and related Mortgaged Property in the Data File.

A.	We compared the Compared Attributes in the Data File to the corresponding information set forth in the Loan File (subject to the Instructions). Where more than one document is indicated, we used the highest priority document that we could locate in the Loan File. The document priority is the order provided by the Company, which is summarized on Attachment A, with the highest priority document listed first.

We found such information in the Data File to be in agreement.

B.	Using (i) certain information in the Data File, and (ii) the Calculation Methodology, we recomputed the Recomputed Attributes in the Data File and compared the results of our recomputations to the corresponding information contained in the Data File.

We found such information in the Data File to be in agreement.

There were no conclusions that resulted from the procedures.

We were not engaged to, and did not conduct an audit, examination, or review, the objectives of which would be the expression of an opinion or conclusion on the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the methodologies, assumptions, and information provided to us by the Company, without verification or evaluation of such methodologies, assumptions, and information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, assumptions or information provided to us by the Company, (ii) the physical existence of the Mortgage Loan and Mortgaged Property, (iii) the reliability or accuracy of the documents furnished to us by the Company which were used in our procedures, (iv) the adequacy of the disclosures in the Data File, (v) as to whether any of the statements expressed therein omit any material facts, or (vi) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loan to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing such Mortgage Loan being securitized, (iii) the compliance of the originator of the Mortgage Loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

2

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ KPMG LLP

April 27, 2017

3

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document
Property Address	Appraisal
Property City	Appraisal
Property State	Appraisal
Property Zip Code	Appraisal
County	Appraisal
Year Built	Appraisal
Year Renovated	Appraisal
Property Type	Appraisal
Specific Property Type	Appraisal
No. of Units	Underwritten Rent Roll, Borrower Rent Roll
Unit of Measure	Underwritten Rent Roll, Borrower Rent Roll
Occupancy %	Underwritten Rent Roll, Borrower Rent Roll
Occupancy % Source Date	Underwritten Rent Roll, Borrower Rent Roll
Acreage	Zoning Report
Borrower Name	Promissory Note
Note Date	Promissory Note
First Payment Date	Loan Agreement
Maturity Date or Anticipated Repayment Date	Loan Agreement
Payment Due Date	Loan Agreement
Monthly Debt Service Amount	Loan Agreement
Specific Payment Schedule (Y/N)	Loan Agreement
Mortgage Rate	Provided by the Company
Interest Accrual Basis	Loan Agreement
Interest Accrual Basis During IO Period	Loan Agreement
Original Principal Balance	Provided by the Company
Loan Level Cut-Off Date Balance	Loan Agreement

A-1

ATTACHMENT A

Attribute	Source Document
Balloon Payment	Loan Agreement
Prepayment Restriction Code	Loan Agreement
Early Defeasance Loan (Y/N)	Loan Agreement
Yield Maintenance Calculation Method	Loan Agreement
Portion of Loan Prepaid with Different Prepayment Condition	Loan Agreement
Amortization Term (Original)	Loan Agreement
Amortization Term (Remaining)	Loan Agreement
IO Period	Loan Agreement
Loan Amortization Type	Loan Agreement
ARD Loan (Y/N)	Loan Agreement
ARD Mortgage Rate After ARD	Loan Agreement
Hyper-Amortization Commencement Date	Loan Agreement
ARD Loan Maturity Date	Loan Agreement
Grace Period Default (days)	Loan Agreement
Grace Period Late (days)	Loan Agreement
Grace Period Balloon (days)	Loan Agreement
USPAP Appraisal (Y/N)	Appraisal
FIRREA (Y/N)	Appraisal
As-Is Appraised Value	Appraisal
As-Is Appraisal Valuation Date	Appraisal
Stabilized Appraised Value	Appraisal
Stabilized Appraisal Valuation Date	Appraisal
As-Stabilized Value Used (Y/N)	Appraisal
LTV Adjusted (Y/N)	Loan Agreement
LTV Adjustment Amount	Loan Agreement
UW DSCRs Adjusted (Y/N)	Loan Agreement
UW DSCR Adjustment Amount	Loan Agreement

A-2

ATTACHMENT A

Attribute	Source Document
UW DYs Adjusted (Y/N)	Loan Agreement
UW DY Adjustment Amount	Loan Agreement
UW Occupancy %	Underwritten Cash Flows
UW Revenues	Underwritten Cash Flows
UW Expenses	Underwritten Cash Flows
UW NOI	Underwritten Cash Flows
UW Replacement	Underwritten Cash Flows
UW TI/LC	Underwritten Cash Flows
UW NCF	Underwritten Cash Flows
UW Management Fee %	Underwritten Cash Flows
Most Recent Period Description	Underwritten Cash Flows
Most Recent Revenues	Underwritten Cash Flows
Most Recent Expenses	Underwritten Cash Flows
Most Recent NOI	Underwritten Cash Flows
Most Recent CapEx	Underwritten Cash Flows
Most Recent NCF	Underwritten Cash Flows
Second Most Recent Period Description	Underwritten Cash Flows
Second Most Recent Revenues	Underwritten Cash Flows
Second Most Recent Expenses	Underwritten Cash Flows
Second Most Recent NOI	Underwritten Cash Flows
Second Most Recent CapEx	Underwritten Cash Flows
Second Most Recent NCF	Underwritten Cash Flows
Third Most Recent Period Description	Underwritten Cash Flows
Third Most Recent Revenues	Underwritten Cash Flows
Third Most Recent Expenses	Underwritten Cash Flows
Third Most Recent NOI	Underwritten Cash Flows
Third Most Recent CapEx	Underwritten Cash Flows

A-3

ATTACHMENT A

Attribute	Source Document
Third Most Recent NCF	Underwritten Cash Flows
Assumption Frequency	Loan Agreement
Assumption Fee	Loan Agreement
Loan Cross Portfolio Name	Loan Agreement
Portfolio Cross Release Conditions	Loan Agreement
Free Release (Y/N)	Loan Agreement
Free Release Description	Loan Agreement
Value of Free Release Parcel included in Appraisal	Loan Agreement
Partial Release and/or Partial Defeasance	Loan Agreement
Partial Release and/or Defeasance Description	Loan Agreement
Substitution (Y/N)	Loan Agreement
Substitution Description	Loan Agreement
Lien Position	Proforma Policy
Title Vesting (Fee/Leasehold/Both)	Proforma Policy
Ground Lease Subordinate (Y/N/Silent)	Loan Agreement, Ground Lease
Ground Lease Initial Expiration Date	Ground Lease
Annual Ground Rent Payment	Ground Lease
Annual Ground Rent Increases	Ground Lease
Extension Options Description	Ground Lease
Ground Lease Expiration Date with Extension Options	Ground Lease
Notice and Cure Rights (Y/N)	Loan Agreement
TIC (Y/N)	Loan Agreement
Max Number of TICs	Loan Agreement
Single Purpose Borrower (Y/N)	Loan Agreement
Independent Director (Y/N)	Loan Agreement
Borrower Non-Consolidation Opinion (Y/N)	Non-Consolidation Letter

A-4

ATTACHMENT A

Attribute	Source Document
DST (Y/N)	Loan Agreement
IDOT (Y/N)	Loan Agreement
Type of Lockbox	Loan Agreement
Type of Cash Management	Loan Agreement
Lockbox Trigger Event	Loan Agreement
Property Manager	Management Agreement
Fraud Carveout Indemnitor	Environmental Indemnity
Environmental Carveout Indemnitor	Environmental Indemnity
Engineering Escrow/Deferred Maintenance	Closing Statement, Loan Agreement
Engineering/Deferred Maintenance Escrow - Cash or LoC	Closing Statement, Loan Agreement
Engineering/Deferred Maintenance Escrow - LoC Counterparty	Closing Statement, Loan Agreement
Environmental Escrow	Closing Statement, Loan Agreement
Environmental Escrow - Cash or LoC	Closing Statement, Loan Agreement
Environmental Escrow - LoC Counterparty	Closing Statement, Loan Agreement
Springing Environmental Escrow Description	Closing Statement, Loan Agreement
Tax Escrow (Initial)	Closing Statement, Loan Agreement
Tax Escrow (Monthly)	Closing Statement, Loan Agreement
Tax Escrow - Cash or LoC	Closing Statement, Loan Agreement
Tax Escrow - LoC Counterparty	Closing Statement, Loan Agreement
Springing Tax Escrow Description	Closing Statement, Loan Agreement
Insurance Escrow (Initial)	Closing Statement, Loan Agreement
Insurance Escrow (Monthly)	Closing Statement, Loan Agreement
Insurance Escrow - Cash or LoC	Closing Statement, Loan Agreement
Insurance Escrow - LoC Counterparty	Closing Statement, Loan Agreement
Springing Insurance Escrow Description	Closing Statement, Loan Agreement
Replacement Reserve (Initial)	Closing Statement, Loan Agreement

A-5

ATTACHMENT A

Attribute	Source Document
Replacement Reserve (Monthly)	Closing Statement, Loan Agreement
Replacement Reserve Cap	Closing Statement, Loan Agreement
Replacement Reserve Escrow - Cash or LoC	Closing Statement, Loan Agreement
Replacement Reserve Escrow - LoC Counterparty	Closing Statement, Loan Agreement
Springing Replacement Reserve Description	Closing Statement, Loan Agreement
TI/LC Reserve (Initial)	Closing Statement, Loan Agreement
TI/LC Reserve (Monthly)	Closing Statement, Loan Agreement
TI/LC Reserve Cap	Closing Statement, Loan Agreement
TI/LC Escrow - Cash or LoC	Closing Statement, Loan Agreement
TI/LC Escrow - LoC Counterparty	Closing Statement, Loan Agreement
Springing TI/LC Reserve Description	Closing Statement, Loan Agreement
Debt Service Escrow (Initial)	Closing Statement, Loan Agreement
Debt Service Escrow (Monthly)	Closing Statement, Loan Agreement
Debt Service Escrow - Cash or LoC	Closing Statement, Loan Agreement
Debt Service Escrow - LoC Counterparty	Closing Statement, Loan Agreement
Other Escrow I Reserve Description	Closing Statement, Loan Agreement
Other Escrow I (Initial)	Closing Statement, Loan Agreement
Other Escrow I (Monthly)	Closing Statement, Loan Agreement
Other Escrow I Cap	Closing Statement, Loan Agreement
Other Escrow I Escrow - Cash or LoC	Closing Statement, Loan Agreement
Other Escrow I - LoC Counterparty	Closing Statement, Loan Agreement
Springing Other Escrow I Reserve Description	Closing Statement, Loan Agreement
Other Escrow II Reserve Description	Closing Statement, Loan Agreement
Other Escrow II (Initial)	Closing Statement, Loan Agreement
Other Escrow II (Monthly)	Closing Statement, Loan Agreement
Other Escrow II Cap	Closing Statement, Loan Agreement
Other Escrow II Escrow - Cash or LoC	Closing Statement, Loan Agreement

A-6

ATTACHMENT A

Attribute	Source Document
Other Escrow II - LoC Counterparty	Closing Statement, Loan Agreement
Springing Other Escrow II Reserve Description	Closing Statement, Loan Agreement
Holdback	Closing Statement, Loan Agreement
Pari Passu Debt (Y/N)	Promissory Note, Loan Agreement
Total Pari Passu Cut-Off Date Principal Balance	Promissory Note, Loan Agreement, Note Splitter
Trust Component % of Pari Passu	Promissory Note, Loan Agreement, Note Splitter
Existing Subordinate Secured Debt (Y/N)	Loan Agreement, Mezzanine Loan Agreement
Existing Sub Sec Debt In Trust (Y/N)	Loan Agreement, Mezzanine Loan Agreement
Sub Sec Debt Description	Loan Agreement, Mezzanine Loan Agreement
Sub Sec Debt Original Principal Balance	Loan Agreement, Mezzanine Loan Agreement
Sub Sec Debt Cut-Off Date Principal Balance	Loan Agreement, Mezzanine Loan Agreement
Whole Loan Cut Off Date Balance	Loan Agreement, Mezzanine Loan Agreement
Whole Loan Monthly Debt Service	Loan Agreement, Mezzanine Loan Agreement
Existing Mezzanine Debt (Y/N)	Loan Agreement, Mezzanine Loan Agreement
Existing Mezzanine Debt In Trust (Y/N)	Loan Agreement, Mezzanine Loan Agreement
Mezzanine Debt Original Principal Balance	Loan Agreement, Mezzanine Loan Agreement
Mezzanine Debt Cut-Off Date Principal Balance	Loan Agreement, Mezzanine Loan Agreement
Existing Unsecured Debt (Y/N)	Loan Agreement, Mezzanine Loan Agreement
Unsecured Debt Original Principal Balance	Loan Agreement, Mezzanine Loan Agreement
Unsecured Debt Cut-Off Date Principal Balance	Loan Agreement, Mezzanine Loan Agreement
Additional Debt - Monthly Debt Service	Loan Agreement, Mezzanine Loan Agreement
Additional Debt - Loan Type	Loan Agreement, Mezzanine Loan Agreement
Additional Debt - Mortgage Rate	Loan Agreement, Mezzanine Loan Agreement
Additional Debt - Interest Accrual Basis	Loan Agreement, Mezzanine Loan Agreement
Additional Debt - Balloon Payment	Loan Agreement, Mezzanine Loan Agreement
Additional Debt - Amortization Term (Original)	Loan Agreement, Mezzanine Loan Agreement
Additional Debt - Amortization Term (Remaining)	Loan Agreement, Mezzanine Loan Agreement
Additional Debt -Loan Term (Original)	Loan Agreement, Mezzanine Loan Agreement

A-7

ATTACHMENT A

Attribute	Source Document
Additional Debt - Loan Term (Remaining)	Loan Agreement, Mezzanine Loan Agreement
Additional Debt - IO Period	Loan Agreement, Mezzanine Loan Agreement
Additional Debt - Seasoning	Loan Agreement, Mezzanine Loan Agreement
Additional Debt - Loan Amortization Type	Loan Agreement, Mezzanine Loan Agreement
Additional Debt - ARD Loan (Y/N)	Loan Agreement, Mezzanine Loan Agreement
Additional Debt - ARD Mortgage Rate After ARD	Loan Agreement, Mezzanine Loan Agreement
Additional Debt - Hyper-Amortization Commencement Date	Loan Agreement, Mezzanine Loan Agreement
Additional Debt - Maturity Date or Anticipated Repayment Date	Loan Agreement, Mezzanine Loan Agreement
Additional Debt - ARD Loan Maturity Date	Loan Agreement, Mezzanine Loan Agreement
Additional Debt - Holdback	Loan Agreement, Mezzanine Loan Agreement
Future Secured Debt Permitted (Y/N)	Loan Agreement
Conditions for Future Secured Debt	Loan Agreement
Lender Consent Required for Future Secured Debt (Y/N)	Loan Agreement
Future Mezzanine Debt Permitted (Y/N)	Loan Agreement
Conditions for Future Mezzanine Debt	Loan Agreement
Lender Consent Required for Future Mezzanine Debt (Y/N)	Loan Agreement
Future Unsecured Debt Permitted (Y/N)	Loan Agreement
Conditions for Future Unsecured Debt	Loan Agreement
Lender Consent Required for Future Unsecured Debt (Y/N)	Loan Agreement
Engineering Report Date	Engineering Report
Environmental Report Date (Phase I)	Phase I Environmental Report

A-8

ATTACHMENT A

Attribute	Source Document
Environmental Report Date (Phase II)	Phase II Environmental Report
Environmental Insurance (Y/N)	Insurance - EOP
Seismic Report Date	Seismic Report
Seismic PML %	Seismic Report
Seismic Insurance Required and Obtained if PML >= 20% (Y/N)	Seismic Report, Insurance - EOP
Zoning Compliance	Zoning Report, Compliance
If Zoning Compliance = LNC or NC, O&L Insurance in Place? (Y/N/NA)	Zoning Report, Compliance, Insurance - EOP
Terrorism Insurance (Y/N)	Insurance - EOP
Terrorism Insurance Limit - Description	Insurance - EOP
Rent Roll	Underwritten Rent Roll, Borrower Rent Roll
Master Lease (Y/N)	Underwritten Rent Roll, Borrower Rent Roll
Owner Occupied (Y/N)	Loan Agreement, Underwritten Rent Roll, Borrower Rent Roll
Top 5: Gym Tenant (Y/N)	Underwritten Rent Roll, Borrower Rent Roll
Top 5: Movie Theater (Y/N)	Underwritten Rent Roll, Borrower Rent Roll
50% NRA Roll-Term (Y/N)	Underwritten Rent Roll, Borrower Rent Roll
25% NRA Roll-Year (Y/N)	Underwritten Rent Roll, Borrower Rent Roll
Top 5: Dark Tenant (Y/N)	Underwritten Rent Roll, Borrower Rent Roll
Top 5: Restaurant (Y/N)	Underwritten Rent Roll, Borrower Rent Roll
Single-Tenant (Y/N)	Underwritten Rent Roll, Borrower Rent Roll
Largest Tenant Name	Underwritten Rent Roll, Borrower Rent Roll
Largest Tenant SqFt	Underwritten Rent Roll, Borrower Rent Roll
Largest Tenant Exp. Date	Underwritten Rent Roll, Borrower Rent Roll
2nd Largest Tenant Name	Underwritten Rent Roll, Borrower Rent Roll
2nd Largest Tenant SqFt	Underwritten Rent Roll, Borrower Rent Roll
2nd Largest Tenant Exp. Date	Underwritten Rent Roll, Borrower Rent Roll
3rd Largest Tenant Name	Underwritten Rent Roll, Borrower Rent Roll

A-9

ATTACHMENT A

Attribute	Source Document
3rd Largest Tenant SqFt	Underwritten Rent Roll, Borrower Rent Roll
3rd Largest Tenant Exp. Date	Underwritten Rent Roll, Borrower Rent Roll
4th Largest Tenant Name	Underwritten Rent Roll, Borrower Rent Roll
4th Largest Tenant SqFt	Underwritten Rent Roll, Borrower Rent Roll
4th Largest Tenant Exp. Date	Underwritten Rent Roll, Borrower Rent Roll
5th Largest Tenant Name	Underwritten Rent Roll, Borrower Rent Roll
Affiliated Sponsor (Y/N)	Loan Agreement
Sponsor	Guaranty
Principals (Individuals)	Loan Agreement
Loan Purpose (Acquisition, Refinance)	Closing Statement
A-10

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Cut-Off Date Balance Per Unit/SF	Loan Level Cut-Off Date Balance divided by No. of Units.
Loan Term (Original)	Number of payments between and including the Maturity Date or Anticipated Repayment Date and the First Payment Date.
Loan Term (Remaining)	Loan Term (Original) less Seasoning
Seasoning	Number of payments between and including the First Payment Date and the Cut-Off Date.
Original LTV	Original Principal Balance divided by As-Is Appraised Value.
Cut-Off Date LTV Ratio	Loan Level Cut-Off Date Balance divided by As-Is Appraised Value.
LTV Ratio at Maturity or ARD	Balloon Payment divided by As-Is Appraised Value.
UW NOI DSCR	UW NOI divided by Monthly Debt Service Amount then divided by 12.
UW NCF DSCR	UW NCF divided by Monthly Debt Service Amount then divided by 12.
Cut-Off Date UW NOI Debt Yield	UW NOI divided by the amount equals Loan Level Cut-Off Date Balance.
Cut-Off Date UW NCF Debt Yield	UW NCF divided by the amount equals Loan Level Cut-Off Date Balance.
Whole Loan Cut-Off Date LTV Ratio	Whole Loan Cut Off Date Balance divided by As-Is Appraised Value.
Whole Loan UW NOI DSCR	UW NOI divided by Whole Loan Monthly Debt Service then divided by 12.
Whole Loan UW NCF DSCR	UW NCF divided by Whole Loan Monthly Debt Service then divided by 12.
Whole Loan Cut-Off Date UW NOI Debt Yield	UW NOI divided by the amount equals Whole Loan Cut-Off Date Balance.
Whole Loan Cut-Off Date UW NCF Debt Yield	UW NCF divided by the amount equals Whole Loan Cut-Off Date Balance.
Additional Debt Cut-Off Date LTV Ratio	Mezzanine Debt Cut-Off Date Principal Balance divided by As-Is Appraised Value.
Additional Debt UW NOI DSCR	UW NOI divided by Additional Debt - Monthly Debt Service then divided by 12.
Additional Debt UW NCF DSCR	UW NCF divided by Additional Debt - Monthly Debt Service then divided by 12.
Additional Debt Cut-Off Date UW NOI Debt Yield	UW NOI divided by the amount equals Mezzanine Debt Cut-Off Date Principal Balance.
Additional Debt Cut-Off Date UW NCF Debt Yield	UW NCF divided by the amount equals Mezzanine Debt Cut-Off Date Principal Balance.

B-1

ATTACHMENT C

 INSTRUCTIONS

1.	For those Compared Attributes with the Source Document indicated as “Provided by the Company”, we were instructed by the Company to assume the attribute is accurate and not perform any procedure.

C-1